LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND
                LOOMIS SAYLES INFLATION PROTECTED SECURITIES FUND

               Supplement dated June 16, 2005 to the Loomis Sayles
                Institutional Funds Prospectus dated February 1,
               2005, as may be revised and supplemented from time
                                     to time

On May 20, 2005, the Board of Trustees (the "Trustees") of the Loomis Sayles Funds approved a reduction in the advisory fee of each of the Loomis Sayles Intermediate Duration Fixed Income Fund and the Loomis Sayles Inflation Protected Securities Fund from 0.30% of the average daily net assets of each Fund to 0.25% of the average daily net assets of each Fund, effective July 1, 2005. The Trustees also approved the agreement of Loomis, Sayles & Company, L.P. ("Loomis Sayles") to waive its advisory fee (and, to the extent necessary, bear other expenses) to limit the amount of each Fund's total annual fund operating expenses to 0.40% of each Fund's average daily net assets, effective from July 1, 2005 through January 31, 2006.

Effective July 1, 2005, the Annual Fund Operating Expenses table and the Example table within the section "Fees and Expenses of the Funds" of the prospectus are amended and restated as follows with respect to the Loomis Sayles Intermediate Duration Fixed Income Fund and Loomis Sayles Inflation Protected Securities Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------- ----------------- ---------------- ---------------

                                                                                 Total Annual
                                                 Distribution                        Fund
                                                    (12b-1)          Other         Operating     Fee Waiver/
Fund                          Management Fees        Fees          Expenses+       Expenses     Reimburse-ment  Net Expenses
----------------------------- ----------------- ---------------- --------------- -------------- -------------- ---------------
----------------------------- ----------------- ---------------- --------------- -------------- -------------- ---------------
Loomis Sayles Intermediate

Duration Fixed Income Fund*5       0.25%             0.00%           0.48%           0.73%          0.33%          0.40%
----------------------------- ----------------- ---------------- --------------- -------------- -------------- ---------------
----------------------------- ----------------- ---------------- --------------- -------------- -------------- ---------------
Loomis Sayles Inflation
Protected Securities Fund*7
                                   0.25%             0.00%           1.47%           1.72%          1.32%          0.40%
----------------------------- ----------------- ---------------- --------------- -------------- -------------- ---------------

* Expense information in the table has been restated to reflect current fees and expenses.

+ Other expenses have been restated to reflect changes to the transfer agency fees effective January 1, 2005.

5 Loomis Sayles has given a binding undertaking to limit the amount of this Fund's total fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organization and extraordinary expenses, to
   0.40 % annually of this Fund's average daily net assets. This undertaking is in effect through January 31, 2006 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

7 Loomis Sayles has given a binding undertaking to limit the amount of this Fund's total fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organization and extraordinary expenses, to 0.40% annually of this Fund's average daily net assets. This undertaking is in effect through January 31, 2006 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.


EXAMPLE

-------------------------------------------------------- ------------- ------------ -------------- --------------
Fund                                                       1 Year*      3 Years*      5 Years*       10 Years*
-------------------------------------------------------- ------------- ------------ -------------- --------------
-------------------------------------------------------- ------------- ------------ -------------- --------------
Loomis Sayles Intermediate Duration Fixed Income Fund        $41          $200          $373           $875
-------------------------------------------------------- ------------- ------------ -------------- --------------
-------------------------------------------------------- ------------- ------------ -------------- --------------
Loomis Sayles Inflation Protected Securities Fund            $41          $413          $809          $1,920
-------------------------------------------------------- ------------- ------------ -------------- --------------

* The example is based on the Net Expenses for the 1-year period and on Total Annual Fund Operating Expenses for all remaining periods.

                                                                   M-LSSP27-0605